UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21875
Investment Company Act File Number

Dividend Income Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Dividend Income Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.2%
General Dynamics Corp.	140,000	$9,359,000

		$9,359,000

Capital Markets — 1.8%
Goldman Sachs Group, Inc.	50,000	$7,436,000

		$7,436,000

Chemicals — 2.4%
Mosaic Co.	90,000	$4,815,900
Terra Industries, Inc.	164,341	5,193,177

		$10,009,077

Commercial Banks — 5.9%
Banco Santander Brasil SA ADR	150,000	$1,806,000
HSBC Holdings PLC ADR	150,000	8,026,500
PNC Financial Services Group, Inc.	91,000	5,044,130
U.S. Bancorp	402,907	10,104,907

		$24,981,537

Computers & Peripherals — 4.3%
Hewlett-Packard Co.	180,000	$8,472,600
International Business Machines Corp.	79,781	9,764,397

		$18,236,997

Construction & Engineering — 2.6%
Bouygues SA	75,000	$3,692,313
Vinci SA	140,000	7,476,964

		$11,169,277

Diversified Financial Services — 2.1%
Bank of America Corp.	571,000	$8,667,780

		$8,667,780

Diversified Telecommunication Services — 6.5%
AT&T, Inc.	312,530	$7,925,761
CenturyTel, Inc.	206,004	7,006,196
Telstra Corp., Ltd.	1,250,000	3,687,569
Verizon Communications, Inc.	301,109	8,858,627

		$27,478,153

Electric Utilities — 2.1%
American Electric Power Co., Inc.	170,000	$5,890,500
Terna Rete Elettrica Nazionale SpA	700,000	2,823,399

		$8,713,899

Energy Equipment & Services — 3.9%
Diamond Offshore Drilling, Inc.	83,000	$7,596,990
Schlumberger, Ltd.	140,559	8,919,874

		$16,516,864

Food & Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	152,800	$8,164,104

		$8,164,104

Food Products — 2.4%
Nestle SA	214,587	$10,171,794

		$10,171,794

Security	Shares	Value
Health Care Equipment & Supplies — 1.8%
Covidien PLC	152,400	$7,705,344

		$7,705,344

Hotels, Restaurants & Leisure — 3.8%
Compass Group PLC	1,125,000	$7,659,046
McDonald’s Corp.	136,400	8,515,452

		$16,174,498

Household Durables — 1.5%
Whirlpool Corp.	83,000	$6,239,940

		$6,239,940

Household Products — 1.0%
Procter & Gamble Co.	65,000	$4,000,750

		$4,000,750

Insurance — 6.6%
Lincoln National Corp.	165,000	$4,055,700
MetLife, Inc.	125,000	4,415,000
Prudential Financial, Inc.	140,000	6,998,600
Travelers Companies, Inc. (The)	116,692	5,912,783
Zurich Financial Services AG	30,000	6,378,364

		$27,760,447

Media — 1.1%
Walt Disney Co. (The)	150,000	$4,432,500

		$4,432,500

Metals & Mining — 2.2%
BHP Billiton, Ltd. ADR	135,000	$9,364,950

		$9,364,950

Multi-Utilities — 3.8%
CMS Energy Corp.	275,000	$4,171,750
GDF Suez	206,000	7,789,103
PG&E Corp.	100,000	4,224,000

		$16,184,853

Multiline Retail — 2.6%
JC Penney Co., Inc.	115,000	$2,855,450
Target Corp.	158,817	8,142,548

		$10,997,998

Oil, Gas & Consumable Fuels — 14.0%
BP PLC ADR	225,000	$12,627,000
Chevron Corp.	53,300	3,843,996
ENI SpA	335,000	7,785,844
Exxon Mobil Corp.	53,529	3,448,874
Hess Corp.	65,000	3,756,350
Occidental Petroleum Corp.	131,160	10,275,074
Royal Dutch Shell PLC, Class A	275,000	7,600,914
Total SA	173,000	9,998,242

		$59,336,294

Personal Products — 1.1%
Avon Products, Inc.	150,000	$4,521,000

		$4,521,000

Pharmaceuticals — 9.0%
Abbott Laboratories	158,000	$8,364,520
AstraZeneca PLC	205,000	9,515,370
Johnson & Johnson	116,785	7,341,105
Merck & Co., Inc.	167,307	6,387,781
Novartis AG ADR	84,000	4,496,520

Security	Shares	Value
Pfizer, Inc.	100,000	$1,866,000

		$37,971,296

Real Estate Investment Trusts (REITs) — 1.2%
Annaly Capital Management, Inc.	300,000	$5,214,000

		$5,214,000

Road & Rail — 2.7%
Canadian Pacific Railway, Ltd.	150,000	$7,050,000
Union Pacific Corp.	75,000	4,537,500

		$11,587,500

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.	156,348	$4,215,142

		$4,215,142

Tobacco — 4.2%
British American Tobacco PLC	140,000	$4,627,681
Imperial Tobacco Group PLC	150,000	4,837,175
Philip Morris International, Inc.	182,845	8,321,276

		$17,786,132

Wireless Telecommunication Services — 2.3%
Vodafone Group PLC	4,600,000	$9,827,485

		$9,827,485

Total Common Stocks (identified cost $376,512,102)		$414,224,611

Convertible Preferred Stocks — 0.8%

Security	Shares	Value
Diversified Financial Services — 0.8%
Bank of America Corp., 10.00%(1)	223,287	$3,371,633

Total Convertible Preferred Stocks (identified cost $3,349,305)		$3,371,633

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$2,841	$2,841,255

Total Short-Term Investments (identified cost $2,841,255)		$2,841,255

Total Investments — 99.5% (identified cost $382,702,662)		$420,437,499

Other Assets, Less Liabilities — 0.5%		$2,028,967

Net Assets — 100.0%		$422,466,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $244.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	74.9%	$316,566,236
United Kingdom	10.4	44,067,671
France	6.9	28,956,622
Switzerland	3.9	16,550,158
Italy	2.5	10,609,243
Australia	0.9	3,687,569

Total Investments	99.5%	$420,437,499

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$389,988,454

Gross unrealized appreciation	$37,799,501
Gross unrealized depreciation	(7,350,456)

Net unrealized appreciation	$30,449,045

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$30,185,889	$7,659,046		$—	$37,844,935
Consumer Staples	25,007,131	19,636,650		—	44,643,781
Energy	50,468,158	25,385,000		—	75,853,158
Financials	67,681,401	6,378,364		—	74,059,765
Health Care	36,161,270	9,515,370		—	45,676,640
Industrials	20,946,500	11,169,277		—	32,115,777
Information Technology	22,452,139	—		—	22,452,139
Materials	19,374,027	—		—	19,374,027
Telecommunication Services	23,790,583	13,515,054		—	37,305,637
Utilities	14,286,250	10,612,502		—	24,898,752

Total Common Stocks	$310,353,348	$103,871,263	*	$—	$414,224,611

Convertible Preferred Stocks
Financials	$3,371,633	$—		$—	$3,371,633

Total Convertible Preferred Stocks	$3,371,633	$—		$—	$3,371,633

Short-Term Investments	$—	$2,841,255		$—	$2,841,255

Total Investments	$313,724,981	$106,712,518		$—	$420,437,499

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Income Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010